1
Gabelli Gold Fund, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
Metals and Mining  — 100.0%
Asia/Pacific Rim  — 19.8%
4,771,429 Bellevue Gold Ltd.† .................................. $ 4,248,890
5,663,637 De Grey Mining Ltd.† ................................ 4,060,200
3,600,000 Evolution Mining Ltd. ............................... 7,615,100
692,079 Newcrest Mining Ltd. ............................... 10,910,718
2,469,126 Northern Star Resources Ltd. .................... 16,605,507
1,345,000 Perseus Mining Ltd., Australia .................. 1,422,543
4,450,000 Perseus Mining Ltd., Toronto .................... 4,619,547
5,000,000 Red 5 Ltd.† .............................................. 851,909
17,736,651 RTG Mining Inc., CDI† .............................. 376,325
5,471,042 Westgold Resources Ltd.† ........................ 5,962,343
56,673,082
Europe  — 5.6%
666,960 Endeavour Mining plc ............................... 13,071,581
435,500 Fresnillo plc ............................................. 2,928,821
16,000,402
North America  — 73.6%
270,204 Agnico Eagle Mines Ltd., New York ........... 12,280,772
235,859 Agnico Eagle Mines Ltd., Toronto .............. 10,717,627
287,675 Alamos Gold Inc., New York, Cl. A ............. 3,247,851
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 8,744,215
960,000 Artemis Gold Inc.† ................................... 4,099,393
325,000 Aya Gold & Silver Inc.† ............................. 1,744,340
1,600,000 B2Gold Corp., New York ........................... 4,624,000
564,650 B2Gold Corp., Toronto .............................. 1,621,303
978,275 Barrick Gold Corp. .................................... 14,233,901
175,000 Collective Mining Ltd.† ............................. 618,443
106,479 Contango ORE Inc.† ................................. 1,931,529
800,000 Dundee Precious Metals Inc. ..................... 4,947,543
850,000 Eldorado Gold Corp.† ............................... 7,573,500
154,700 Franco-Nevada Corp. ................................ 20,652,863
333,333 Galway Metals Inc.† ................................. 63,808
1,425,000 K92 Mining Inc.† ...................................... 6,053,562
2,080,000 Karora Resources Inc.† ............................ 5,865,194
2,125,000 Kinross Gold Corp. ................................... 9,690,000
605,000 Lundin Gold Inc. ....................................... 6,792,748
95,533 MAG Silver Corp.† .................................... 990,677
70,000 MAG Silver Corp., New York† ................... 725,900
115,000 MAG Silver Corp., Toronto† ...................... 1,188,736
3,800,000 Marathon Gold Corp.† .............................. 1,678,631
415,917 Newmont Corp. ........................................ 15,368,133
1,250,000 OceanaGold Corp. .................................... 2,448,003
244,999 Osisko Development Corp.† ...................... 708,887
676,860 Osisko Gold Royalties Ltd. ........................ 7,948,402
1,390,000 Osisko Mining Inc.† .................................. 2,517,504
1,100,000 Probe Gold Inc.† ...................................... 1,214,798
60,000 Royal Gold Inc. ......................................... 6,379,800
425,000 Rupert Resources Ltd.† ............................ 966,869
450,000 SSR Mining Inc., New York ....................... 5,980,500
Shares
Market
Value
137,955 SSR Mining Inc., Toronto .......................... $ 1,832,290
0 Thesis Gold Inc.† ..................................... 0
1,630,000 Troilus Gold Corp.† .................................. 510,031
795,833 Victoria Gold Corp.† ................................. 3,421,804
2,006,000 Wesdome Gold Mines Ltd.† ...................... 10,471,224
1,800,000 Western Copper & Gold Corp.† ................. 2,464,936
450,000 Wheaton Precious Metals Corp. ................ 18,247,500
210,567,217
South Africa  — 1.0%
270,000 Gold Fields Ltd., ADR ............................... 2,932,200
TOTAL COMMON STOCKS .................. 286,172,901
WARRANTS  — 0.0%
Metals and Mining  — 0.0%
North America  — 0.0%
15,000 Contango ORE Inc., expire 05/09/26† ........ 110,550
250,000 Marathon Gold Corp., expire 09/19/24† ..... 1,755
130,000 Osisko Development Corp., expire
12/01/23†(a) ........................................ 0
24,999 Osisko Development Corp., expire
03/02/27† ............................................. 1,654
100,000 Probe Metals Inc., expire 03/08/24† .......... 74
TOTAL WARRANTS .......................... 114,033
TOTAL INVESTMENTS — 100.0%
(Cost $227,973,028) ............................. $ 286,286,934
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest